JD Digits reorganization (Details) - CNY (¥) ¥ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2017	Dec. 31, 2018
JD Digits [Member]
JD Digits reorganization
Percentage of equity interest converted from profit sharing right	36.80%
Additional cash in investment	¥ 1,780
Dual Class Voting Shareholding Structure [Member] | JD Digits [Member]
JD Digits reorganization
Percentage of Voting Right	18.70%
Held-for-sale | JD Digits
JD Digits reorganization
Percentage of equity stake disposed		68.60%
Amount raised		¥ 14,300
Percentage of profit sharing right		40.00%	36.00%
Percentage of equity interest can be converted from profit sharing right		40.00%	36.00%